Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for the period/year ended December 31, 2014, 2013 and 2012 have been calculated as follows:

	2014		2013	2012
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(71,327)	(11,496)	(58,971)	(54,427)

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(5.46)	(0.88)	(4.51)	(4.17)